Company and Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			4 Months Ended	9 Months Ended
	Sep. 29, 2017	Jun. 14, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary Or Equity Method Investee [Line Items]
Accumulated deficit			$ (297,993)	$ (297,993)	$ (195,106)	$ (107,391)
Common stock, shares issued			59,668,184	59,668,184	42,342,706	40,330,124
Convertible bonds, carrying value		$ 55,800
Convertible Bonds
Subsidiary Or Equity Method Investee [Line Items]
Convertible bonds, aggregate principal value	$ 7,000	68,000
Convertible bonds, carrying value		$ 55,800
Common stock discount rate	20.00%
Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Aggregate cash proceeds net of underwriting discounts and commissions and offering costs			$ 64,200
Underwriting discounts and commissions			6,100	$ 6,100
Offering costs			$ 5,600	$ 5,600
Common Stock | Convertible Bonds
Subsidiary Or Equity Method Investee [Line Items]
Shares issued upon conversion	795,455	7,727,273
IPO
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued			6,900,000	6,900,000
Common stock share price			$ 11.00	$ 11.00
IPO | Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Common stock share price			$ 11.00	$ 11.00
IPO | Common Stock | Convertible Bonds
Subsidiary Or Equity Method Investee [Line Items]
Common stock share price	$ 11
Shares issued upon conversion				8,522,728